Commitments and Contingencies (Action In Which We Are the Plaintiff) (Details) (Patent Infringement [Member])	1 Months Ended
	Mar. 31, 2009 Patents	Oct. 31, 2010	Oct. 31, 2014 Patents	Jun. 30, 2010 Patents	Apr. 30, 2014 Defendant	Mar. 31, 2013	Jun. 30, 2013 Patents
Lyrica [Member] | Pfizer Versus Several Generic Manufacturers [Member] | Settled Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon	3
Viagra [Member] | Pfizer Versus Apotex Inc. and Apotex Corp., Mylan Pharmaceuticals Inc. and Mylan Inc., Actavis, Inc. and Amneal Pharmaceuticals LLC [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Exclusivity period		6 months
Sutent [Member] | Pfizer Versus Mylan Pharmaceuticals Inc. [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon				3
Number of patents infringed upon			2
Celebrex [Member] | Pfizer Versus Teva Pharmaceuticals USA, Inc., Mylan, Watson, Lupin Pharmaceuticals USA, Inc., Apotex Corp. and Apotex Inc. [Member] | Settled Litigation [Member]
Gain Contingencies [Line Items]
Exclusivity period						6 months
Number of defendants					2
Toviaz [Member] | Pfizer Versus Several Generic Manufacturers [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon							5
Toviaz Composition-of-matter Patents [Member] | Pfizer Versus Several Generic Manufacturers [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon							3